SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

In March 2017, under the 2016 Equity Incentive Plan, the Company issued an option effective April 1, 2017 to an employee to purchase up to 15,000 shares of common stock at a purchase price of $0.73 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $6,050, fair value. The option expires in 10 years and vests immediately. The option is expensed over the vesting term.

In March 2017, under the 2016 Equity Incentive Plan, the Company issued an option effective April 1, 2017 to a new director to purchase up to 200,000 shares of common stock at a purchase price of $0.73 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $92,516, fair value. The option expires in 10 years and vests 50,000 on April 1, 2017 and the remaining in equal annual installments of 50,000 commencing on April 1, 2018. The option is expensed over the vesting term.

In March 2017, under the 2016 Equity Incentive Plan, the Company issued an option effective May 1, 2017 to the new Chief Executive Officer to purchase up to 350,000 shares of common stock at a purchase price of $0.70 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $280,120, fair value. The option expires in 10 years and vests 87,500 on May 1, 2017 and the remaining in equal quarterly installments of 87,500 commencing on August 1, 2017. The option is expensed over the vesting term.

During June 2014 through August 2014, the Company issued 4,207,600 shares of common stock and warrants to purchase 4,207,600 shares of common stock expiring five years from the date of purchase, for proceeds of $3,140,000 in accordance to a private placement memorandum as amended on May 27, 2014. Pursuant to the terms of the offerings, up to 60 units were offered at the purchase price of $50,000 per unit, with each unit comprised of 67,000 shares and a warrant to purchase 33,500 shares of common stock at $1.00 per share and a warrant to purchase 33,500 shares of common stock at $1.25 per share. During May 2017, warrants were partially exercised to purchase 469,000 shares of common stock for proceeds of $502,500.

NOTE 11 – SUBSEQUENT EVENTS

In November 2016, under the 2016 Equity Incentive Plan, the board of directors approved a grant to a director effective January 9, 2017 of an option to purchase up to 100,000 shares of common stock at a purchase price of $0.75 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $44,789, fair value. The option expires in 10 years and vests immediately. The option is expensed over the vesting terms.

In December 2016, the board of directors approved a grant to a senior advisor effective January 1, 2017 of a warrant to purchase up to 275,000 shares of common stock at a purchase price of $0.60 per share. Using the Black-Scholes Option Pricing Formula, the warrant was valued at $102,222, fair value. The warrant expires in 5 years and vests 181,250 immediately and the remaining in equal monthly installments of 9,375 over the next 10 months. The warrant is expensed over the vesting terms.

In January 2017, the Company issued options to the Company’s five independent directors under the 2016 Equity Incentive Plan to each purchase 50,000 shares of common stock at a purchase price of $0.85 per share. Each option was valued at $26,547, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years with 20,000 vesting immediately and the remainder vesting in quarterly equal installments of 10,000 commencing April 1, 2017. The options are expensed over the vesting terms.